Restructuring Of Operations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended							12 Months Ended						12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			24 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2009 2008 Restructuring Initiatives [Member] Coating Resins Segment [Member]	Dec. 31, 2008 2008 Restructuring Initiatives [Member] Coating Resins Segment [Member]	Dec. 31, 2011 2009 Restructuring Initiatives [Member]	Dec. 31, 2010 2009 Restructuring Initiatives [Member]	Dec. 31, 2009 2009 Restructuring Initiatives [Member]		Dec. 31, 2008 2009 Restructuring Initiatives [Member]	Dec. 31, 2010 2009 Restructuring Initiatives [Member] Engineered Materials Segment [Member]	Dec. 31, 2009 2009 Restructuring Initiatives [Member] Engineered Materials Segment [Member]	Dec. 31, 2011 2010 Restructuring Initiatives [Member]	Dec. 31, 2010 2010 Restructuring Initiatives [Member]	Dec. 31, 2009 2010 Restructuring Initiatives [Member]	Dec. 31, 2008 2010 Restructuring Initiatives [Member]	Dec. 31, 2011 2011 Restructuring Initiatives [Member]	Dec. 31, 2010 2011 Restructuring Initiatives [Member]	Dec. 31, 2009 2011 Restructuring Initiatives [Member]	Dec. 31, 2008 2011 Restructuring Initiatives [Member]	Sep. 30, 2010 European Sites [Member] 2010 Restructuring Initiatives [Member] Coating Resins Segment [Member]	Dec. 31, 2011 European Sites [Member] 2010 Restructuring Initiatives [Member] Coating Resins Segment [Member]	May 31, 2010 Mt. Pleasant, Tennessee Facility [Member] 2010 Restructuring Initiatives [Member] In-Process Separation Segment [Member]	Dec. 31, 2011 Mt. Pleasant, Tennessee Facility [Member] 2010 Restructuring Initiatives [Member] In-Process Separation Segment [Member]	Dec. 31, 2010 San Fernando, Spain Facility [Member] 2010 Restructuring Initiatives [Member] Coating Resins Segment [Member]	Dec. 31, 2011 San Fernando, Spain Facility [Member] 2010 Restructuring Initiatives [Member] Coating Resins Segment [Member]	Dec. 31, 2011 Suzano, Brazil Facility [Member] 2011 Restructuring Initiatives [Member] Coating Resins Segment [Member]	Dec. 31, 2009 In-Process Separation, Additive Technologies And Coating Resins Segments [Member] 2007 Restructuring Initiatives [Member]	Dec. 31, 2008 In-Process Separation, Additive Technologies And Coating Resins Segments [Member] 2007 Restructuring Initiatives [Member]	Dec. 31, 2010 In-Process Separation, Additive Technologies And Coating Resins Segments [Member] 2009 Restructuring Initiatives [Member] Manufacturing Locations [Member]	Dec. 31, 2009 In-Process Separation, Additive Technologies And Coating Resins Segments [Member] 2009 Restructuring Initiatives [Member] Manufacturing Locations [Member]	Dec. 31, 2010 In-Process Separation, Additive Technologies And Coating Resins Segments [Member] 2009 Restructuring Initiatives [Member] Corporate Functions [Member]	Dec. 31, 2009 In-Process Separation, Additive Technologies And Coating Resins Segments [Member] 2009 Restructuring Initiatives [Member] Corporate Functions [Member]	Dec. 31, 2011 Supporting Structure Realignment [Member] 2011 Restructuring Initiatives [Member] Coating Resins Segment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charge	$ 21.6	$ 8.8	$ 90.4			$ 11.1	$ (0.5)	$ (3.6)	$ 91.9					$ 2.4	$ 12.4	$ 0		$ 19.7	$ 0	$ 0		$ 4.0		$ 5.5				$ 9.4		$ 7.0		$ 71.2			$ 10.3
Restructuring charge, adjustment related to restructuring initiatives			(0.8)		0.9		0.5		(0.8)	[1]		0.5				0				0			0.2		1.1		1.1		0.6		0.9		2.4
Additional costs																								3.4				3.7
Severance cost													3.6									1.5		0.4		6.6		1.7				41.2		17.1
Write-down of manufacturing assets																						2.5		1.7				4.0				30.0
Restructuring reserve	8.3	19.4	30.8	6.3			1.3	10.7	30.8		0			2.9	8.7	0	0	4.1	0	0	0
Number of positions eliminated						93							230									9		10		38		27				374		388	80
Reversal of asset retirement obligation																										$ 3.6

[1]	Represents a reclassification of an environmental related restructuring accrual to environmental liabilities.